[CLIFFORD CHANCE LETTERHEAD]

February 23, 2009

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management
Mail Stop 0505

Re:	Alternative Investment Partners Absolute Return Fund STS (“Feeder Fund”)
File Numbers 811-21831 & 333-140822

Alternative Investment Partners Absolute Return Fund (“Master Fund”)
File Numbers 811-21767 & 333-140821 (each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose Post-Effective Amendment No.9 to the Feeder Fund’s registration statement on Form N-2 and Post-Effective Amendment No. 8 to the Master Fund’s registration statement on Form N-2 (each, an “Amendment,” and collectively, the “Amendments”), each to be filed via EDGAR on or about the date hereof.

The Amendments are being filed to update the Funds’ financial statements and certain other non-material information. Each Amendment also incorporates (i) all applicable changes made in response to staff comments to the registration statements of Alternative Investment Partners Absolute Return Fund II P and Alternative Investment Partners Absolute Return Fund II A, other Morgan Stanley fund of hedge funds which operate in a substantially similar manner as the Feeder Fund and the Master Fund, respectively, which were declared effective in September 2008, and (ii) certain other changes made in response to market developments since September 2008.

Accordingly, we believe that the Amendments are ideal candidates for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”). In accordance with IC-13768, we hereby request selective review of the Amendments limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 8 to the Feeder Fund’s Registration Statement on Form N-2 filed on April 29, 2008 and Post-Effective Amendment No. 9 to the Master Fund’s Registration Statement on Form N-2 filed on April 29, 2008. Selective review would serve to expedite the review process for the Funds as well as use the staff’s time more effectively. Pursuant to the requirements of IC-13768, each Fund will file a copy of this letter with its respective Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz